Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	67,107	-	67,107
Cash and cash equivalents	136,708	-	136,708
Current financial assets and cash and cash equivalents	203,815	-	203,815

As of December 31, 2024	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	117,055	-	117,055
Cash and cash equivalents	143,251	-	143,251
Current financial assets and cash and cash equivalents	260,306	-	260,306

Details of Cash and Cash Equivalents

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2023	2024
	$ in thousands
Cash and bank accounts	81,708	32,915
Fixed bank deposits	55,000	110,336
Total cash and cash equivalents	136,708	143,251